Equity - Schedule of changes in restricted share units outstanding (Details) - Restricted share units [Member] - Share	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding, beginning balance	356,800	620,000
Number of other equity instruments granted	8,000	62,000
Number of other equity instruments cancelled	(12,500)
Number of other equity instruments exercised	(290,800)	(325,200)
Number of other equity instruments outstanding, ending balance	61,500	356,800